American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2024

Small Company - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.5%
AAR Corp.(1)	6,779	405,859
Ducommun, Inc.(1)	2,390	122,607
Triumph Group, Inc.(1)	19,757	297,145
		825,611
Automobile Components — 0.8%
Dorman Products, Inc.(1)	2,056	198,178
Fox Factory Holding Corp.(1)	2,726	141,943
Phinia, Inc.	6,748	259,326
Standard Motor Products, Inc.	4,824	161,845
Visteon Corp.(1)	5,042	592,989
		1,354,281
Banks — 6.2%
Atlantic Union Bankshares Corp.	9,678	341,730
Bancorp, Inc.(1)	11,407	381,678
Bank of NT Butterfield & Son Ltd.	8,459	270,604
Bank OZK	7,590	345,041
Cadence Bank	3,412	98,948
Customers Bancorp, Inc.(1)	2,111	112,010
East West Bancorp, Inc.	7,002	553,928
Enterprise Financial Services Corp.	5,833	236,587
First BanCorp	38,808	680,692
First Financial Bancorp	17,005	381,252
Fulton Financial Corp.	33,872	538,226
Heartland Financial USA, Inc.	5,463	192,025
Hilltop Holdings, Inc.	7,019	219,835
Home BancShares, Inc.	12,871	316,241
Independent Bank Corp.	3,507	182,434
International Bancshares Corp.	7,291	409,317
National Bank Holdings Corp., Class A	7,148	257,828
Northwest Bancshares, Inc.	36,751	428,149
OFG Bancorp	17,947	660,629
Pacific Premier Bancorp, Inc.	12,479	299,496
Pathward Financial, Inc.	7,459	376,530
Popular, Inc.	4,683	412,526
Premier Financial Corp.	19,599	397,860
Renasant Corp.	11,771	368,668
Sandy Spring Bancorp, Inc.	6,235	144,527
SouthState Corp.	7,480	636,024
Stellar Bancorp, Inc.	9,115	222,041
Valley National Bancorp	20,491	163,108
Veritex Holdings, Inc.	14,551	298,150
Wintrust Financial Corp.	4,410	460,360
		10,386,444
Beverages — 1.4%
Celsius Holdings, Inc.(1)	9,600	796,032
Coca-Cola Consolidated, Inc.	1,874	1,586,172
		2,382,204
Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.(1)	41,307	763,766

Alkermes PLC(1)	63,313	1,713,883
Amicus Therapeutics, Inc.(1)	31,205	367,595
Arcturus Therapeutics Holdings, Inc.(1)	3,309	111,745
Avidity Biosciences, Inc.(1)	29,636	756,311
CareDx, Inc.(1)	33,148	351,037
Dynavax Technologies Corp.(1)	62,071	770,301
Exelixis, Inc.(1)	71,725	1,702,034
PTC Therapeutics, Inc.(1)	10,548	306,841
Veracyte, Inc.(1)	15,628	346,317
		7,189,830
Broadline Retail — 0.7%
Dillard's, Inc., Class A(2)	1,045	492,864
Kohl's Corp.	9,406	274,185
Nordstrom, Inc.	19,704	399,400
		1,166,449
Building Products — 3.4%
American Woodmark Corp.(1)	6,399	650,522
Builders FirstSource, Inc.(1)	5,080	1,059,434
Janus International Group, Inc.(1)	66,101	1,000,108
JELD-WEN Holding, Inc.(1)	24,657	523,468
Quanex Building Products Corp.	11,907	457,586
Resideo Technologies, Inc.(1)	21,668	485,797
Simpson Manufacturing Co., Inc.	1,316	270,017
UFP Industries, Inc.	10,479	1,289,022
		5,735,954
Capital Markets — 2.3%
BGC Group, Inc., Class A	34,378	267,117
Cohen & Steers, Inc.	12,522	962,817
Hamilton Lane, Inc., Class A	11,224	1,265,618
Open Lending Corp., Class A(1)	16,165	101,193
PJT Partners, Inc., Class A	13,211	1,245,269
Victory Capital Holdings, Inc., Class A	2,030	86,133
		3,928,147
Chemicals — 0.8%
Orion SA	20,807	489,381
Quaker Chemical Corp.	4,316	885,859
		1,375,240
Commercial Services and Supplies — 2.2%
ABM Industries, Inc.	11,224	500,815
ACCO Brands Corp.	52,959	297,100
Brink's Co.	5,181	478,621
Cimpress PLC(1)	4,974	440,249
Clean Harbors, Inc.(1)	2,526	508,509
CoreCivic, Inc.(1)	26,171	408,529
Enviri Corp.(1)	18,469	168,991
MillerKnoll, Inc.	6,953	172,156
Steelcase, Inc., Class A	20,072	262,542
Viad Corp.(1)	10,284	406,115
		3,643,627
Communications Equipment — 1.4%
Calix, Inc.(1)	23,098	765,930
Extreme Networks, Inc.(1)	9,871	113,911
Infinera Corp.(1)(2)	132,710	800,241
Viavi Solutions, Inc.(1)	64,896	589,905
		2,269,987

Construction and Engineering — 2.0%
EMCOR Group, Inc.	3,261	1,142,002
Primoris Services Corp.	11,244	478,657
Sterling Infrastructure, Inc.(1)	8,178	902,115
WillScot Mobile Mini Holdings Corp.(1)	17,712	823,608
		3,346,382
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	7,518	279,970
Credit Acceptance Corp.(1)	366	201,867
Navient Corp.	20,057	348,992
OneMain Holdings, Inc.	4,993	255,093
PROG Holdings, Inc.	12,407	427,297
		1,513,219
Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc.	12,542	719,535
Ingles Markets, Inc., Class A	7,958	610,219
SpartanNash Co.	6,537	132,113
Sprouts Farmers Market, Inc.(1)	22,263	1,435,518
United Natural Foods, Inc.(1)	13,651	156,850
Weis Markets, Inc.	1,061	68,328
		3,122,563
Diversified Consumer Services — 1.5%
Frontdoor, Inc.(1)	32,557	1,060,707
Graham Holdings Co., Class B	652	500,527
OneSpaWorld Holdings Ltd.(1)	53,897	713,057
Perdoceo Education Corp.	16,128	283,208
		2,557,499
Diversified REITs — 0.4%
American Assets Trust, Inc.	14,612	320,149
Empire State Realty Trust, Inc., Class A	35,633	360,962
		681,111
Diversified Telecommunication Services — 0.1%
Liberty Latin America Ltd., Class C(1)	27,669	193,406
Electric Utilities — 0.4%
ALLETE, Inc.	1,745	104,072
Hawaiian Electric Industries, Inc.	12,546	141,393
Otter Tail Corp.	4,404	380,506
		625,971
Electrical Equipment — 3.9%
Array Technologies, Inc.(1)	113,125	1,686,694
Atkore, Inc.	11,848	2,255,385
Encore Wire Corp.	5,014	1,317,579
EnerSys	976	92,193
Shoals Technologies Group, Inc., Class A(1)	48,793	545,506
Vicor Corp.(1)	16,485	630,386
		6,527,743
Electronic Equipment, Instruments and Components — 1.7%
Advanced Energy Industries, Inc.	1,597	162,862
Arlo Technologies, Inc.(1)	52,499	664,112
Arrow Electronics, Inc.(1)	2,722	352,390
Avnet, Inc.	8,463	419,596
Benchmark Electronics, Inc.	8,320	249,683
Kimball Electronics, Inc.(1)	4,273	92,511
Methode Electronics, Inc.	5,839	71,119

Napco Security Technologies, Inc.	4,120	165,459
ScanSource, Inc.(1)	5,728	252,261
TTM Technologies, Inc.(1)	22,477	351,765
		2,781,758
Energy Equipment and Services — 3.3%
Archrock, Inc.	23,777	467,694
ChampionX Corp.	28,635	1,027,710
Dril-Quip, Inc.(1)	7,667	172,737
Liberty Energy, Inc.	17,972	372,380
Nabors Industries Ltd.(1)	1,516	130,573
Oceaneering International, Inc.(1)	27,004	631,894
RPC, Inc.	58,051	449,315
Weatherford International PLC(1)	19,112	2,205,907
		5,458,210
Entertainment — 0.6%
Lions Gate Entertainment Corp., Class B(1)	18,632	173,464
Madison Square Garden Sports Corp.(1)	4,153	766,312
		939,776
Financial Services — 2.0%
Cannae Holdings, Inc.(1)	15,906	353,749
Essent Group Ltd.	13,539	805,706
Federal Agricultural Mortgage Corp., Class C	2,234	439,830
NMI Holdings, Inc., Class A(1)	13,623	440,568
Payoneer Global, Inc.(1)	63,318	307,726
Radian Group, Inc.	31,696	1,060,865
		3,408,444
Food Products — 1.1%
Cal-Maine Foods, Inc.	14,796	870,745
Fresh Del Monte Produce, Inc.	7,864	203,756
Lancaster Colony Corp.	2,506	520,321
Seaboard Corp.	50	161,196
TreeHouse Foods, Inc.(1)	3,130	121,913
		1,877,931
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	7,759	279,634
ONE Gas, Inc.	4,732	305,356
		584,990
Ground Transportation — 0.8%
ArcBest Corp.	3,445	490,912
Lyft, Inc., Class A(1)	6,633	128,349
Ryder System, Inc.	5,463	656,598
		1,275,859
Health Care Equipment and Supplies — 3.4%
Avanos Medical, Inc.(1)	10,906	217,138
Axonics, Inc.(1)	13,837	954,338
Haemonetics Corp.(1)	6,894	588,403
Inari Medical, Inc.(1)	13,447	645,187
Inmode Ltd.(1)	17,988	388,721
Inspire Medical Systems, Inc.(1)	1,390	298,558
Lantheus Holdings, Inc.(1)	11,823	735,864
LivaNova PLC(1)	6,121	342,409
Merit Medical Systems, Inc.(1)	3,896	295,122
OraSure Technologies, Inc.(1)	16,579	101,961
Shockwave Medical, Inc.(1)	3,272	1,065,461

Varex Imaging Corp.(1)	8,180	148,058
		5,781,220
Health Care Providers and Services — 3.0%
Accolade, Inc.(1)	10,000	104,800
AdaptHealth Corp.(1)	14,802	170,371
Addus HomeCare Corp.(1)	2,727	281,808
Cross Country Healthcare, Inc.(1)	11,400	213,408
HealthEquity, Inc.(1)	7,603	620,633
National HealthCare Corp.	2,835	267,936
Option Care Health, Inc.(1)	39,247	1,316,344
Owens & Minor, Inc.(1)	36,452	1,010,085
Pediatrix Medical Group, Inc.(1)	15,869	159,166
Progyny, Inc.(1)	21,964	837,927
R1 RCM, Inc.(1)	10,264	132,200
		5,114,678
Health Care REITs — 0.4%
CareTrust REIT, Inc.	22,120	539,065
Community Healthcare Trust, Inc.	3,113	82,650
		621,715
Health Care Technology — 0.2%
Evolent Health, Inc., Class A(1)	8,573	281,109
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	43,026	413,480
Park Hotels & Resorts, Inc.	18,148	317,408
		730,888
Hotels, Restaurants and Leisure — 0.7%
Monarch Casino & Resort, Inc.	3,929	294,636
Papa John's International, Inc.	1,944	129,470
Six Flags Entertainment Corp.(1)	20,550	540,876
Texas Roadhouse, Inc.	1,641	253,485
		1,218,467
Household Durables — 5.1%
Cavco Industries, Inc.(1)	3,657	1,459,362
Dream Finders Homes, Inc., Class A(1)	5,697	249,130
Installed Building Products, Inc.	1,714	443,463
KB Home	11,478	813,561
La-Z-Boy, Inc.	16,784	631,414
M/I Homes, Inc.(1)	3,907	532,485
Meritage Homes Corp.	7,124	1,249,977
Skyline Champion Corp.(1)	13,186	1,120,942
Taylor Morrison Home Corp.(1)	16,192	1,006,657
Tri Pointe Homes, Inc.(1)	29,302	1,132,815
		8,639,806
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	4,274	442,530
Plymouth Industrial REIT, Inc.	7,120	160,200
		602,730
Insurance — 3.4%
Ambac Financial Group, Inc.(1)	15,075	235,622
CNO Financial Group, Inc.	3,539	97,252
Employers Holdings, Inc.	10,877	493,707
F&G Annuities & Life, Inc.	4,028	163,335
Genworth Financial, Inc., Class A(1)	73,044	469,673
Goosehead Insurance, Inc., Class A(1)	9,187	612,038
Horace Mann Educators Corp.	11,652	431,007

Kinsale Capital Group, Inc.	2,728	1,431,491
Palomar Holdings, Inc.(1)	16,785	1,407,087
Unum Group	7,952	426,704
		5,767,916
Interactive Media and Services — 0.7%
Cargurus, Inc.(1)	24,350	561,998
Yelp, Inc.(1)	15,583	613,970
		1,175,968
IT Services — 0.1%
Grid Dynamics Holdings, Inc.(1)	14,775	181,585
Leisure Products — 0.2%
Vista Outdoor, Inc.(1)	8,702	285,252
Life Sciences Tools and Services — 1.5%
10X Genomics, Inc., Class A(1)	10,192	382,506
Azenta, Inc.(1)	14,808	892,626
Bio-Rad Laboratories, Inc., Class A(1)	956	330,652
Repligen Corp.(1)	5,062	931,003
		2,536,787
Machinery — 1.7%
Astec Industries, Inc.	5,294	231,401
Blue Bird Corp.(1)	11,687	448,079
Mueller Industries, Inc.	34,663	1,869,376
Proto Labs, Inc.(1)	3,447	123,230
Titan International, Inc.(1)	12,254	152,685
		2,824,771
Marine Transportation — 1.1%
Matson, Inc.	17,012	1,912,149
Media — 0.6%
Clear Channel Outdoor Holdings, Inc.(1)	46,103	76,070
Magnite, Inc.(1)	45,361	487,631
Paramount Global, Class B	35,858	422,048
		985,749
Metals and Mining — 1.8%
Alpha Metallurgical Resources, Inc.	1,890	625,911
Arch Resources, Inc.	1,914	307,752
Commercial Metals Co.	10,339	607,623
Constellium SE(1)	8,373	185,127
Metallus, Inc.(1)	9,664	215,024
Olympic Steel, Inc.	2,265	160,543
Ryerson Holding Corp.	6,151	206,059
SSR Mining, Inc.	21,227	94,672
SunCoke Energy, Inc.	19,313	217,658
Warrior Met Coal, Inc.	6,871	417,070
		3,037,439
Office REITs — 0.9%
Brandywine Realty Trust	19,107	91,714
COPT Defense Properties	12,344	298,354
Douglas Emmett, Inc.	22,199	307,900
Easterly Government Properties, Inc.	23,404	269,380
Equity Commonwealth(1)	23,634	446,210
Paramount Group, Inc.	18,569	87,089
		1,500,647
Oil, Gas and Consumable Fuels — 3.4%
California Resources Corp.	14,163	780,381
Civitas Resources, Inc.	8,007	607,811

CONSOL Energy, Inc.	3,913	327,753
CVR Energy, Inc.	17,815	635,283
FLEX LNG Ltd.	2,515	63,956
Kinetik Holdings, Inc.	3,176	126,627
Magnolia Oil & Gas Corp., Class A	8,748	227,011
Par Pacific Holdings, Inc.(1)	6,348	235,257
PBF Energy, Inc., Class A	15,235	877,079
REX American Resources Corp.(1)	5,202	305,409
SM Energy Co.	21,177	1,055,674
Teekay Corp.(1)	35,793	260,573
Uranium Energy Corp.(1)	32,477	219,220
		5,722,034
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	3,715	162,457
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.(1)	25,292	1,110,572
Collegium Pharmaceutical, Inc.(1)	24,915	967,200
Harmony Biosciences Holdings, Inc.(1)	18,546	622,775
Supernus Pharmaceuticals, Inc.(1)	33,120	1,129,723
		3,830,270
Professional Services — 3.2%
Conduent, Inc.(1)	18,898	63,875
CRA International, Inc.	1,191	178,150
ExlService Holdings, Inc.(1)	4,658	148,125
Insperity, Inc.	9,936	1,089,085
Kelly Services, Inc., Class A	7,259	181,765
Kforce, Inc.	7,561	533,202
Maximus, Inc.	3,990	334,761
TriNet Group, Inc.	11,261	1,491,970
Upwork, Inc.(1)	27,828	341,171
Verra Mobility Corp.(1)	43,295	1,081,076
		5,443,180
Real Estate Management and Development — 1.3%
Cushman & Wakefield PLC(1)	32,541	340,379
DigitalBridge Group, Inc.	29,498	568,426
eXp World Holdings, Inc.(2)	54,319	561,115
Forestar Group, Inc.(1)	6,489	260,793
Jones Lang LaSalle, Inc.(1)	2,075	404,812
		2,135,525
Retail REITs — 0.2%
Phillips Edison & Co., Inc.	7,510	269,384
Semiconductors and Semiconductor Equipment — 3.2%
ACM Research, Inc., Class A(1)	21,271	619,837
Amkor Technology, Inc.	20,519	661,532
FormFactor, Inc.(1)	12,405	566,040
Onto Innovation, Inc.(1)	5,866	1,062,215
PDF Solutions, Inc.(1)	17,666	594,814
Power Integrations, Inc.	825	59,029
Rambus, Inc.(1)	12,200	754,082
SMART Global Holdings, Inc.(1)	6,318	166,290
Veeco Instruments, Inc.(1)	25,193	886,038
		5,369,877
Software — 7.7%
Alarm.com Holdings, Inc.(1)	8,760	634,837
Appfolio, Inc., Class A(1)	3,115	768,595

BlackLine, Inc.(1)	8,366	540,276
Box, Inc., Class A(1)	45,886	1,299,492
Cleanspark, Inc.(1)	29,903	634,243
CommVault Systems, Inc.(1)	10,735	1,088,851
LiveRamp Holdings, Inc.(1)	9,747	336,271
Model N, Inc.(1)	10,375	295,376
PagerDuty, Inc.(1)	33,482	759,372
Q2 Holdings, Inc.(1)	19,869	1,044,315
Qualys, Inc.(1)	1,983	330,903
Rapid7, Inc.(1)	16,491	808,719
RingCentral, Inc., Class A(1)	6,445	223,899
Sprout Social, Inc., Class A(1)	12,358	737,896
SPS Commerce, Inc.(1)	4,759	879,939
Tenable Holdings, Inc.(1)	19,981	987,661
Varonis Systems, Inc.(1)	24,414	1,151,608
Yext, Inc.(1)	73,721	444,538
		12,966,791
Specialized REITs — 0.1%
Four Corners Property Trust, Inc.	5,283	129,275
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(1)	9,124	1,143,511
American Eagle Outfitters, Inc.	45,861	1,182,755
Asbury Automotive Group, Inc.(1)	1,060	249,927
Foot Locker, Inc.	10,130	288,705
Group 1 Automotive, Inc.	1,225	357,982
Leslie's, Inc.(1)	74,421	483,736
MarineMax, Inc.(1)	4,299	142,985
Sally Beauty Holdings, Inc.(1)	3,954	49,109
Signet Jewelers Ltd.	9,846	985,289
Upbound Group, Inc.	10,162	357,804
		5,241,803
Technology Hardware, Storage and Peripherals — 1.3%
Super Micro Computer, Inc.(1)	1,709	1,726,141
Xerox Holdings Corp.	26,904	481,582
		2,207,723
Textiles, Apparel and Luxury Goods — 1.1%
Crocs, Inc.(1)	9,306	1,338,203
G-III Apparel Group Ltd.(1)	20,214	586,408
		1,924,611
Trading Companies and Distributors — 1.6%
BlueLinx Holdings, Inc.(1)	3,931	511,973
Boise Cascade Co.	11,185	1,715,444
DNOW, Inc.(1)	24,341	369,983
Titan Machinery, Inc.(1)	5,654	140,276
		2,737,676
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	27,317	437,618
TOTAL COMMON STOCKS (Cost $126,457,779)		166,929,736
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,018,283	1,018,283
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $25,396), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $24,907)		24,892

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $565,110), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $554,326)	554,000
578,892
TOTAL SHORT-TERM INVESTMENTS (Cost $1,597,175)	1,597,175
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $128,054,954)	168,526,911
OTHER ASSETS AND LIABILITIES — (0.4)%	(648,965)
TOTAL NET ASSETS — 100.0%	$167,877,946

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,064,773. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,099,694, which includes securities collateral of $81,411.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$166,929,736	—	—
Short-Term Investments	1,018,283	$578,892	—
	$167,948,019	$578,892	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.